CONSOLIDATED BALANCE SHEETS	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 8,201,279	¥ 57,942,855	$ 1,452,662	¥ 10,113,141	¥ 2,088,077	$ 611,401	¥ 4,256,449	¥ 142,624,020	¥ 38,878,076
Accounts receivable, net of allowance for doubtful accounts of RMB1,149,864 and RMB1,319,331 as of December 31, 2018 and 2019, respectively	75,436	532,964	15,863	110,437			592,897
Advances to suppliers	50,035	353,499	1,615,474	11,246,608			15,808,042
Prepayments and other current assets, net of allowance for doubtful accounts	2,916,679	20,606,632	1,271,012	8,848,534			6,148,787
Amounts due from related parties	133,727	944,795	108,989	758,761			6,207,846
Assets classified as held-for-sale	0	0	17,723,915	123,390,350			0
Total current assets	11,377,156	80,380,745	22,187,915	154,467,831			33,014,021
Investments	0	0	1,436,410	10,000,000			45,216,118
Property, equipment and software, net	131,423	928,520	175,030	1,218,521			17,352,445
Land use right, net	0	0	0	0			62,589,656
Operating lease right-of-use assets	972,700	6,872,223	1,329,772	9,257,604
Other long-lived assets, net	922,167	6,515,200	935,850	6,515,200			6,515,200
TOTAL ASSETS	13,403,446	94,696,688	26,064,977	181,459,156			164,687,440
Current liabilities:
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2018 and 2019)	11,928,002	84,272,527	16,881,566	117,526,089			112,461,383
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB5,920,126 and RMB as of December 31, 2018 and 2019, respectively)	5,469,624	38,643,441	5,491,744	38,232,425			38,035,661
Other taxes payable	88,071	622,232	173,893	1,203,644			2,949,082
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB23,976,676 and RMB as of December 31, 2018 and 2019, respectively)	5,623,975	39,733,943	5,677,810	39,527,778			39,631,950
Other advances (including other advances of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2018 and 2019)	0	0	8,083,570	56,276,200
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of RMB62,268,751 and RMB as of December 31, 2018 and 2019, respectively)	7,836,491	55,365,594	10,683,951	74,379,529			71,849,633
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Group of nil and nil as of December 31, 2018 and 2019, respectively)							159,125
Refund of game points	24,061,752	169,998,682	24,418,783	169,998,682			169,998,682
Warrants	45,527	321,656	28,527	200,000			1,490,844
Remaining outstanding balance of convertible notes	501,583	3,543,737	59,485,752	414,127,908			375,257,140
Interest payable (including interest payable of consolidated VIEs without recourse to the Group of nil as of both December 31, 2018 and 2019)	894,600	6,320,440	771,630	5,371,931			15,298,961
Accrued expenses and other current liabilities	12,221,758	86,347,936	13,378,845	93,140,843			81,291,306
Operating lease liabilities- current portion	444,419	3,139,867	489,481	3,407,670
Liabilities directly associated with assets held for sale	0	0	6,419,503	44,691,296			0
Total current liabilities	69,115,802	488,310,055	151,984,055	1,058,082,595			908,423,767
Non-current portion of operating lease liabilities of the consolidated VIE without recourse to the Group	596,391	4,213,565	898,001	6,251,705
Total liabilities	69,712,193	492,523,620	152,882,056	1,064,334,300			908,423,767
Commitments and contingencies (Note 30)
Redeemable noncontrolling interest (Note 28)	49,404,332	349,046,548	50,137,400	349,046,548	349,046,548	$ 48,992,293	341,074,539	306,014,668
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares (US$0.01 par value; 91,315,465 and 106,407,008 shares issued and outstanding as of December 31, 2018 and 2019, respectively)							6,502,658
Additional paid-in capital	364,296,094	2,573,788,331	364,783,889	2,539,552,478			2,496,069,065
Statutory reserves	3,973,331	28,071,982	4,032,288	28,071,982			28,071,982
Accumulated other comprehensive loss	(675,804)	(4,774,625)	(542,669)	(3,777,952)			(9,204,556)
Accumulated deficit	(419,000,821)	(2,960,282,699)	(489,938,842)	(3,410,856,231)			(3,233,061,063)
The9 Limited shareholders' deficit	(49,779,359)	(351,696,153)	(120,520,543)	(839,039,915)			(711,621,914)
Noncontrolling interest	(55,933,720)	(395,177,327)	(56,433,936)	(392,881,777)			(373,188,952)
Total shareholders' deficit	(105,713,079)	(746,873,480)	(176,954,479)	(1,231,921,692)	¥ (1,135,210,503)		(1,084,810,866)	¥ (802,350,840)	¥ (702,054,457)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	13,403,446	94,696,688	26,064,977	181,459,156			¥ 164,687,440
Class A ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares (US$0.01 par value; 91,315,465 and 106,407,008 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	1,536,022	10,852,149	1,051,610	7,321,099
Class B ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares (US$0.01 par value; 91,315,465 and 106,407,008 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	$ 91,819	¥ 648,709	$ 93,181	¥ 648,709